Financing Obligations	12 Months Ended
Dec. 25, 2010
Long-term Debt and Capital Lease Obligations [Abstract]
Financing Obligations
Note 7: Financing Obligations
Debt Obligations
Debt obligations consisted of the following:

(in millions)	2010	2009
2007 term loan facility due 2012	$405.0	$405.0
Belgium facility capital lease	22.3	22.0
Other	1.4	1.1
	428.7	428.1
Less current portion	(1.9)	(1.9)
Long-term debt	$426.8	$426.2

(Dollars in millions)	2010	2009
Total short-term borrowings at year-end	$—	$—
Weighted average interest rate at year-end	na	na
Average short-term borrowings during the year	$125.2	$78.4
Weighted average interest rate for the year	1.6%	1.7%
Maximum short-term borrowings during the year	$188.6	$135.0
As of December 25, 2010, the Company had no borrowings outstanding under its $200 million revolving credit facility.
On September 28, 2007, the Company entered into an $800 million five-year senior secured credit agreement (“2007 Credit Agreement”) consisting of a $200 million revolving credit facility and $600 million in term loans. Quarterly principal payments of $1.5 million are due on the term loans beginning June 2008 with any remaining principal due in September 2012; however, the agreement permits the Company to omit the quarterly payments if certain prepayments have been made. The Company made such optional principal prepayments in 2009 and 2008 totaling $140.0 million and $16.7 million, respectively. As a result of the previous prepayments on the term loan, the Company is not required to make principal payments until the loan matures in September 2012. The debt under the 2007 Credit Agreement is secured by substantially all of the Company’s domestic assets, excluding real estate, and capital stock of its domestic subsidiaries plus a 66 percent stock pledge of its significant foreign subsidiaries. The interest rate charged on the outstanding borrowings under the revolving credit facility is a floating LIBOR base rate plus an applicable margin. The applicable margin ranges from 62.5 to 125 basis points and is determined quarterly by the Company’s leverage ratio, as defined in the credit agreement. Although the 2007 Credit Agreement is a floating rate debt instrument, the Company is required to maintain at least 40 percent of total outstanding debt at fixed rates, which is achieved through the use of interest rate swaps, as further discussed in Note 8 to the Consolidated Financial Statements. The swap agreements, combined with the contractual spread dictated by the 2007 Credit Agreement, which was 62.5 basis points as of December 25, 2010, gave the Company an all-in effective rate of about 4.5 percent as of December 25, 2010.
At December 25, 2010, the Company had $354.6 million of unused lines of credit, including $196.9 million under the committed, secured $200 million revolving line of credit and $157.7 million available under various uncommitted lines around the world, which includes a $50 million line of credit signed in February 2010 where borrowings can be denominated in euros. The Company satisfies most of its short-term financing needs utilizing its committed, secured revolving line of credit. Interest paid on total debt in 2010, 2009 and 2008 was $25.7 million, $32.6 million and $27.7 million, respectively.
Contractual maturities for long-term obligations at December 25, 2010 are summarized by year as follows (in millions):

Year ending:	Amount
December 31, 2011	$1.9
December 29, 2012	406.9
December 28, 2013	1.6
December 27, 2014	1.5
December 26, 2015	1.4
Thereafter	15.4
Total	$428.7
The 2007 Credit Agreement contains customary covenants. While the covenants are restrictive and could limit the Company’s ability to borrow, pay dividends, acquire its own stock or make capital investments in its business, based on the Company’s current assumptions, these limitations are not expected to occur in 2011.
The primary financial covenants are a fixed charge coverage ratio, a leverage ratio and an adjusted net worth requirement. The covenant restrictions include adjusted covenant earnings and net worth measures that are non-GAAP measures. The non-GAAP measures may not be comparable to similarly titled measures used by other entities and exclude unusual, non-recurring gains, certain non-cash charges and changes in accumulated other comprehensive income. Discussion of these measures is presented here to provide an understanding of the Company’s ability to borrow and to pay dividends should certain covenants not be met, and caution should be used when comparing this information with that of other companies.
The Company’s fixed charge ratio was required to be in excess of 1.40 through the end of the third quarter of 2010 and is required to be in excess of 1.50 thereafter. The leverage ratio must be below 2.50. The fixed charge and leverage ratio covenants are based upon trailing four quarter amounts. The Company’s fixed charge and leverage ratios as of and for the 12 months ended December 25, 2010 were 2.79 and 1.08, respectively.
The adjusted net worth requirement was $663.7 million as of December 25, 2010. The requirement increases quarterly by 50 percent of the Company’s consolidated net income, net of tax, adjusted to eliminate up to $75 million of goodwill and intangible asset impairment charges, net of tax, recorded after July 1, 2007. There is no adjustment for losses. The Company’s adjusted consolidated net worth at December 25, 2010 was $800.0 million.

Adjusted net worth (in millions)	As of December 25, 2010
Minimum adjusted net worth required:
Base net worth per financial covenant	$268.4
Plus 50% of net income after December 31, 2005, as adjusted	386.7
Plus net increase from equity issuances, certain share repurchase, etc.	59.0
Less reduction resulting from goodwill and intangible asset impairment charges recorded since July 1, 2007	(50.4)
Adjusted net worth required	$663.7

Company’s adjusted net worth:
Total shareholders’ equity as of December 25, 2010	$789.8
Plus reductions resulting from foreign currency translation adjustments since year end 2005	6.0
Less increases resulting from tax benefit of employee stock option exercises	(38.4)
Plus reduction resulting from cash flow hedges since year end 2005	13.4
Plus reduction resulting from pension and post retirement adjustments	27.0
Plus reduction resulting from change in accounting principle related to uncertain tax positions	2.2
Adjusted net worth	$800.0

12 months ended December 25, 2010
Adjusted covenant earnings:
Net income	$225.6
Add:
Depreciation and amortization	49.7
Gross interest expense	29.3
Provision for income taxes	74.1
Pretax non-cash re-engineering and impairment charges	4.4
Equity compensation	14.8
Deduct:
Gains on land sales, insurance recoveries, etc.	0.2
Total adjusted covenant earnings	$397.7

Gross interest expense	$29.3
Less amortization and write off of deferred debt costs	0.7
Equals cash interest	$28.6

Capital expenditures	$56.1
Less amount excluded per agreement	0.6
Equals adjusted capital expenditures	$55.5

Fixed charge coverage ratio:
Adjusted covenant earnings	$397.7
Less:
Adjusted capital expenditures	55.5
Cash taxes paid	80.7
Subtotal	$261.5
Divided by sum of:
Scheduled debt payments	$1.9
Dividends and restricted payments	63.2
Cash interest	28.6
Subtotal	$93.7
Fixed charge coverage ratio	2.79

Consolidated total debt	$428.7
Divided by adjusted covenant earnings	397.7
Leverage ratio	1.08
Capital Leases
In 2006, the Company initiated construction of a new Tupperware center of excellence manufacturing facility in Belgium which was completed in 2007 and replaced its existing Belgium facility. The total cost of the new facility and equipment totaled $24.0 million and was financed through a sales lease-back transaction under two separate leases. The two leases are being accounted for as capital leases and have terms of 10 and 15 years and interest rates of 5.1 percent. In 2010, the Company extended the lease on one of its building leases in Belgium that was previously accounted for as an operating lease. As a result of renegotiating the terms of the agreement, the lease is now classified as capital and has an initial value of $3.8 million with a term of 10 years and an interest rate of 2.9 percent.
Following is a summary of capital lease obligations at December 25, 2010 and December 26, 2009:

(in millions)	December 25, 2010	December 26, 2009
Gross payments	$28.6	$29.2
Less imputed interest	6.3	7.2
Total capital lease obligation	22.3	22.0
Less current maturity	1.4	1.5
Capital lease obligation—long-term portion	$20.9	$20.5